Notes Payable	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 8 – Notes Payable

Notes Payable

In August 2016, INVO Bioscience converted a long-time vendor’s outstanding accounts payable balance of $131,722 into a Promissory Note with a three year term that accrues interest at 5% per annum. The note provides for interest only payments on the first and second anniversaries of the note. The note is payable in full along with any outstanding accrued interest on August 9, 2019. The Company has the right to prepay the note at any time without a premium or penalty which it did in January 2019.  The interest on this note for the three months ended March 31, 2019 was $489. The Note and all accrued interest were paid in full and as of March 31, 2020, the balance is $0.

2018 Convertible Notes Payable

In April and May 2018, the Company issued convertible notes (the “2018 Convertible Notes”) payable to investors’ in the aggregate principal amount of $895,000. The 2018 Convertible Notes accrue interest at the rate of 9% per annum which is paid in stock. 2018 Convertible Notes with an aggregate principal amount of $550,000 are due on January 30, 2021, and 2018 Convertible Notes with an aggregate principal amount of $345,000 are due on March 31, 2021. The notes are convertible into shares of common stock at a price of $4.00 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing. During the fourth quarter of 2018, three note holders converted their notes with a value of $200,000 into 52,771 shares of common stock.  During the three months ended March 31, 2019, a note holder converted principal and accrued interest of $50,000 and $3,723, respectively, into 13,431 shares of common stock.

The Company calculated a beneficial conversion feature of the 2018 Convertible Notes based on ASU 17-11 in the form of a discount of $895,000; $36,487 and $93,237 of this amount was amortized to interest expense during the three months ended March 31, 2020 and 2019, respectively, based on the three year term of the notes. $37,377 was also amortized for a note that was converted during the first quarter of 2019. In addition, $9,424 and $14,870 of interest was expensed in the three months ended March 31, 2020 and 2019, respectively. The balance of these notes as of March 31, 2020 was $371,695 include the principal balance of $420,000, accrued interest of $89,518 net of the conversion discount of $137,823. The balance of these notes as of December 31, 2019 was $325,784 include the principal balance of $420,000, accrued interest of $80,094 net of the conversion discount of $191,461.